UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-548-7786

Date of fiscal year end:   10/31

Date of reporting period:   7/1/21 – 6/30/22

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-06515
Reporting Period: 07/01/2021 - 06/30/2022
Morgan Stanley Global Fixed Income Opportunities Fund

============= Morgan Stanley Global Fixed Income Opportunities Fund ============

GREAT HALL MORTGAGES NO. 1 SERIES 2006-01

Ticker:                                       Security ID:  G41577AT7
Meeting Date:  JAN 24, 2022                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

--------------------------------------------------------------------------------

INMOBILIARIA COLONIAL SOCIMI SA

Ticker:        COL                            Security ID:  E6451EDY8
Meeting Date:  FEB 17, 2022                   Meeting Type: Bondholder
Record Date:   JAN 12, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Requalification of Bonds as     For       For          Management
      Green Bonds and Approve Allocation of
      an Amount Equivalent to the Outstanding
      Principal Amount of the Bonds to the
      Financing or Refinancing of a Green
      Assets Portfolio

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MANSARD MORTGAGES 2006-1 PLC

Ticker:                                       Security ID:  G5807PAG6
Meeting Date:  DEC 06, 2021                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

--------------------------------------------------------------------------------

MANSARD MORTGAGES 2007-2 PLC

Ticker:                                       Security ID:  G5807RAE7
Meeting Date:  DEC 08, 2021                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

--------------------------------------------------------------------------------

MANSARD MORTGAGES 2007-2 PLC

Ticker:                                       Security ID:  G5807RAD9
Meeting Date:  DEC 23, 2021                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

--------------------------------------------------------------------------------

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Ticker:                                       Security ID:  61747C707
Meeting Date:  MAR 31, 2022                   Meeting Type: Special
Record Date:   DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nancy C. Everett         For       For          Management
1.1   Elect Director Nancy C. Everett         For       Withhold     Management
1.2   Elect Director Jakki L. Haussler        For       For          Management
1.2   Elect Director Jakki L. Haussler        For       Withhold     Management
1.3   Elect Director Patricia A. Maleski      For       For          Management
1.3   Elect Director Patricia A. Maleski      For       Withhold     Management
1.4   Elect Director Frances L. Cashman       For       For          Management
1.4   Elect Director Frances L. Cashman       For       Withhold     Management
1.5   Elect Director Eddie A. Grier           For       For          Management
1.5   Elect Director Eddie A. Grier           For       Withhold     Management

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MORTGAGE FUNDING 2008-1 PLC

Ticker:                                       Security ID:  G6S225AC6
Meeting Date:  MAY 17, 2022                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

--------------------------------------------------------------------------------

MORTGAGE FUNDING 2008-1 PLC

Ticker:                                       Security ID:  G6S225AC6
Meeting Date:  NOV 03, 2021                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

--------------------------------------------------------------------------------

NEWGATE FUNDING PLC SERIES 2007-3

Ticker:                                       Security ID:  G64849CA1
Meeting Date:  FEB 02, 2022                   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
      Meeting Notice

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Morgan Stanley Global Fixed Income Opportunities Fund

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date   August 26, 2022

* Print the name and title of each signing officer under his or her signature.